Onerous Contract Provisions - Summary Of Changes to Credit Adjusted Risk Free Rate or Estimated Sublease Recovery on Onerous Contract Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure Of Other Provisions [Abstract]
Credit-adjusted risk-free rate sensitivity range	1.00%
Estimated sublease recovery sensitivity range	5.00%
Credit-adjusted risk-free rate increase	$ (46)
Estimated sublease recovery increase	(40)
Credit-adjusted risk-free rate decrease	52
Estimated sublease recovery decrease	$ 40